Expense Example, No Redemption {- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-25 - Templeton Emerging Markets Bond Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 162
3 Years	690
5 Years	1,245
10 Years	$ 2,758